Revenue - Summary of Disaggregation of Revenue by Geographic Area, Business Unit and Products and Services Categories (Parenthetical) (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	[1]	Dec. 31, 2017 MXN ($)		Dec. 31, 2016 MXN ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 469,744	$ 23,924		$ 439,932	[2]	$ 399,507
Mexico [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	319,792			288,783		254,643
Brazil [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	63,601			64,345		48,924
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	19,245			17,545		17,027
Argentina [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	9,237			13,938		12,340
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	44,576			$ 40,660		$ 36,631
Uruguay [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	$ 1,925

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3
[2]	Revised to reflect the discontinued Philippines operations of Coca-Cola FEMSA - See Note 4.2.1